File No. 333-[        ]
                                                                      811-7472

                          As filed October 13, 2004
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                    [ ] Pre-Effective Amendment No.
                                                    -------

                    [ ] Post-Effective Amendment No.
                                                    -------
                       (Check appropriate box or boxes)


                         UMB Scout WorldWide Fund, Inc.
    ----------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                                 (816) 860-7512
    ----------------------------------------------------------------------
                        (Area Code and Telephone Number)

                              1010 Grand Boulevard
                              Kansas City, MO 64106
    ----------------------------------------------------------------------
(Address of Principal Executive Offices Number, Street, City, State, Zip Code)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
    ----------------------------------------------------------------------
(Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

                Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                  Title of the securities being registered: Shares of common stock, $1.00 par value, of UMB Scout WorldWide Fund, Inc. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                                     PART A

                         UMB SCOUT WORLDWIDE SELECT FUND

Dear Shareholder:

      Enclosed is a Notice of a Special Meeting (the "Meeting") of Shareholders of the UMB Scout WorldWide Select Fund (the "WorldWide Select Fund"), a series of UMB Scout WorldWide Fund, Inc. (the "Corporation"). The Meeting has been called for December 17, 2004 at [insert time] Central time at [insert address]. The accompanying Proxy Statement/Prospectus describes a proposal being presented for your consideration and requests your prompt attention and vote by mail using the enclosed proxy card, by telephone or by the Internet.

                          PLEASE TAKE A MOMENT TO VOTE!

      This Meeting is critically important. You are being asked to consider and approve a Plan of Reorganization that would result in your shares of the WorldWide Select Fund being exchanged for those of another fund in the UMB Scout Funds family called UMB Scout WorldWide Fund (the "WorldWide Fund"), which is another series of the Corporation.

      If the shareholders of the WorldWide Select Fund approve the proposal, the WorldWide Fund will acquire substantially all of the assets and assume the liabilities of the WorldWide Select Fund. You will receive shares of the WorldWide Fund equal in value to your investment in shares of the WorldWide Select Fund. You will no longer be a shareholder of the WorldWide Select Fund and will become a shareholder of the WorldWide Fund.

      The transaction is being proposed because, although the WorldWide Fund has an identical investment objective and similar investment policies to the WorldWide Select Fund (as outlined in the Proxy Statement/Prospectus), the primary difference between the Funds has recently been eliminated. Specifically, the WorldWide Fund has historically maintained a larger cash position than the WorldWide Select Fund. The maintenance of a relatively larger cash position in the WorldWide Fund was due to the historical policy followed by the manager and certain of the manager's affiliated companies of managing equity products and client accounts in a relatively conservative fashion. In 1999, the WorldWide Select Fund was launched in response to investor desire for a more fully invested equity fund, and represented an exception to the manager's general cash maintenance policy. In recent months, the historical policy of maintaining significant cash positions within equity products and accounts has been clarified. As a result, Scout Investment Advisors, Inc. (the "Manager"), both Funds' investment manager, generally manages the WorldWide Fund in a manner that is more fully invested in equity securities and the primary difference between the WorldWide Fund and the WorldWide Select Fund has been eliminated. Additionally, the WorldWide Fund has a favorable long-term performance record and the combined fund is expected to have lower annual expenses than the WorldWide Select Fund.

      Please take the time to review this entire document and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail, telephone or by the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

      Thank you for your prompt attention and participation.

                                          Sincerely,

                                          [Insert Name]
                                          [Insert Title]

                         UMB SCOUT WORLDWIDE SELECT FUND
                 (A SERIES OF UMB SCOUT WORLDWIDE FUND, INC.)
                              1010 Grand Boulevard
                           Kansas City, Missouri 64106

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON DECEMBER 17, 2004

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting (the "Meeting") of Shareholders of the UMB Scout WorldWide Select Fund (the "WorldWide Select Fund"), a series of UMB Scout WorldWide Fund, Inc. (the "Corporation"), will be held at [insert address], on December 17, 2004 at [insert time] Central time. The Meeting is being called for the following reasons:

      1. For shareholders of the WorldWide Select Fund to vote on a Plan of Reorganization adopted by the Corporation, on behalf of the WorldWide Select Fund and the UMB Scout WorldWide Fund (the "WorldWide Fund"), that provides for:
(i) the acquisition by the WorldWide Fund of substantially all of the assets of the WorldWide Select Fund in exchange for shares of the WorldWide Fund and the assumption by the WorldWide Fund of the liabilities of the WorldWide Select Fund; (ii) the pro rata distribution of shares of the WorldWide Fund to the shareholders of the WorldWide Select Fund; and (iii) the liquidation and dissolution of the WorldWide Select Fund.

      2. To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

      The transaction contemplated by the Plan of Reorganization is described in the attached Proxy Statement/Prospectus. A copy of the form of the Plan of Reorganization is attached as Exhibit A to the Proxy Statement/Prospectus.

      Shareholders of record of the WorldWide Select Fund as of the close of business on October 31, 2004 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE YOUR SHARES BY RETURNING THE PROXY CARD BY MAIL IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR BY VOTING BY TELEPHONE OR THE INTERNET. YOUR VOTE IS IMPORTANT.

                                          By Order of the Board of Directors,


                                          [Insert Name]
                                          [Insert Title]

[NOVEMBER 16, 2004]

TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. IF YOU PREFER, YOU MAY INSTEAD VOTE BY TELEPHONE OR THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS


                                                                                              PAGE
COVER PAGES                                                                                   Cover
SUMMARY
   What is the purpose of the proposal? How will the shareholder voting be handled?
   What are the general tax consequences of the Transaction?
COMPARISONS OF SOME IMPORTANT FEATURES
   How do the investment objectives and policies of the WorldWide Select Fund and the WorldWide Fund compare? What are the risks of an investment in the
   Funds? What are the fees and expenses of each Fund?
   What are other key features of the Funds?
      Transfer Agency, Fund Accounting, Custody and Administrative
      Services
      Management and Administration Fees
      Distribution Services
      Purchase, Exchange and Redemption Procedures
      Dividends, Distributions and Taxes
REASONS FOR THE TRANSACTION
INFORMATION ABOUT THE TRANSACTION
   How will the Transaction be carried out? Who will pay the expenses of the
   Transaction? What are the tax consequences of the Transaction? What should I know about the WorldWide Fund Shares?
   What are the capitalizations of the Funds and what might the capitalization be after the Transaction?
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES Are there any significant differences between the investment objectives, strategies and investment policies of the WorldWide Select Fund and the WorldWide Fund? How do the
   investment restrictions of the Funds differ? What are the risk factors associated with investments in the Funds?
VOTING INFORMATION
   How many votes are necessary to approve the Plan? How do I ensure my vote is accurately recorded?
   Can I revoke my proxy?
   What other matters will be voted upon at the Meeting? Who is entitled to vote? What other solicitations will be made?
INFORMATION ABOUT THE WORLDWIDE FUND
INFORMATION ABOUT THE WORLDWIDE SELECT FUND
INFORMATION ABOUT EACH FUND
PRINCIPAL HOLDERS OF SHARES
EXHIBIT A--FORM OF PLAN OF REORGANIZATION                                                     Exhibit A
OTHER DOCUMENTS INCLUDED WITH THE PROXY STATEMENT/PROSPECTUS
   Prospectus of the WorldWide Fund dated October 31, 2004                                    Enclosed
   Annual Report to Shareholders of the WorldWide Fund for the fiscal year
   ended June 30, 2004                                                                        Enclosed

                           PROXY STATEMENT/PROSPECTUS
                            DATED [NOVEMBER 16, 2004]

                          ACQUISITION OF THE ASSETS OF
                         UMB SCOUT WORLDWIDE SELECT FUND
                 (A SERIES OF UMB SCOUT WORLDWIDE FUND, INC.)

                        BY AND IN EXCHANGE FOR SHARES OF
                            UMB SCOUT WORLDWIDE FUND
                 (A SERIES OF UMB SCOUT WORLDWIDE FUND, INC.)


      This Proxy Statement/Prospectus solicits proxies to be voted at a Special Meeting (the "Meeting") of Shareholders of the UMB Scout WorldWide Select Fund (the "WorldWide Select Fund"), a series of UMB Scout WorldWide Fund, Inc. (the "Corporation") to vote on the Plan of Reorganization (the "Plan") for the WorldWide Select Fund. If shareholders of the WorldWide Select Fund vote to approve the Plan, the UMB Scout WorldWide Fund (the "WorldWide Fund" and, together with the WorldWide Select Fund, each a "Fund" and collectively, the "Funds"), another series of the Corporation, will acquire substantially all of the assets and assume the liabilities of the WorldWide Select Fund in exchange for shares of the WorldWide Fund ("WorldWide Fund Shares") and the assumption by the WorldWide Fund of the liabilities of the WorldWide Select Fund. The principal offices of the Corporation are located at 1010 Grand Boulevard, Kansas City, Missouri 64106. You can reach the offices of the Corporation by telephone by calling 1-816-860-7000.

      The Meeting will be held at [insert address], on December 17, 2004 at [insert time] Central time. The Board of Directors of the Corporation, on behalf of the WorldWide Select Fund, is soliciting this proxy. This Proxy Statement/Prospectus will first be sent to shareholders on or about [NOVEMBER 16, 2004].

      If the shareholders of the WorldWide Select Fund vote to approve the Plan, you will receive WorldWide Fund Shares equal in value to your investment in the WorldWide Select Fund. The WorldWide Select Fund will then be liquidated.

      The WorldWide Fund and the WorldWide Select Fund have identical investment objectives. Both Funds seek long-term growth of capital and income.

      This Proxy Statement/Prospectus gives the information about the WorldWide Fund Shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated [NOVEMBER 16, 2004] ("Statement of Additional Information") relating to this Proxy Statement/Prospectus containing more information about the WorldWide Fund, the WorldWide Select Fund and the proposed transaction has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated herein by reference.

      The following documents are included with and considered a part of this Proxy Statement/Prospectus, and are intended to provide you with information about the WorldWide Fund:

o The Prospectus of the WorldWide Fund dated October 31, 2004 (the "WorldWide Fund Prospectus").

o The Annual Report to Shareholders of the WorldWide Fund for the fiscal year ended June 30, 2004 (the "WorldWide Fund Annual Report").

      The Prospectus of the WorldWide Select Fund dated October 31, 2004 (the "WorldWide Select Fund Prospectus") is incorporated by reference into this Proxy Statement/Prospectus. You can request a free copy of the Statement of Additional Information of the WorldWide Select Fund dated October 31, 2004 or any of the documents described above by calling 1-800-996-2862, or by writing to the UMB Scout Funds at P.O. Box 1241, Milwaukee, Wisconsin 53201-1241.

      LIKE ALL MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER UNITED STATES GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

SUMMARY

      This is only a summary of certain information contained in this Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A to the Proxy Statement/Prospectus), and the WorldWide Fund Prospectus and Annual Report included with this Proxy Statement/Prospectus.

WHAT IS THE PURPOSE OF THE PROPOSAL?

      The Board of Directors of the Corporation has approved a Plan for the WorldWide Select Fund and recommends that shareholders of the WorldWide Select Fund approve the Plan. If shareholders of the WorldWide Select Fund approve the Plan, the Fund's net assets will be transferred to the WorldWide Fund in exchange for an equal value of WorldWide Fund Shares. These WorldWide Fund Shares will then be distributed pro rata to the WorldWide Select Fund's shareholders. This means that your shares of the WorldWide Select Fund will be exchanged for an equal value of WorldWide Fund Shares. As a result, you will cease to be a shareholder of the WorldWide Select Fund and will become a shareholder of the WorldWide Fund. This exchange will occur on or about December 20, 2004 (hereafter, the "Closing Date"). After the exchange, the WorldWide Select Fund will be liquidated and dissolved. The proposed transaction for the WorldWide Select Fund is referred to in this Proxy Statement/Prospectus as the "Transaction."

      Like the WorldWide Select Fund, the WorldWide Fund is a mutual fund within the UMB Scout Funds family that is managed by Scout Investment Advisors, Inc. (the "Manager"). Its investment objective is identical and investment policies are similar, but not identical, to those of the WorldWide Select Fund.

      For the reasons set forth below under "Reasons for the Transaction," the Board of Directors of the Corporation has concluded that the Transaction is in the best interests of the respective shareholders of the WorldWide Select Fund and the WorldWide Fund. The Board of Directors also concluded that no dilution in value would result to the shareholders of each respective Fund, as a result of the Transaction.

              THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS
                       THAT YOU VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

      Shareholders of the WorldWide Select Fund who own shares at the close of business on October 31, 2004 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote equal to each fractional share that they hold. To approve the Transaction, an outright majority of outstanding shares of the WorldWide Select Fund must be voted in favor of the Plan.

      Please vote by proxy as soon as you receive this Proxy Statement/Prospectus. You may place your vote by completing and signing the enclosed proxy card or by telephone or by the Internet. If you return your signed proxy card or vote by telephone or by Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Proxy Statement/Prospectus.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE TRANSACTION?

      It is expected that shareholders of the WorldWide Select Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for WorldWide Fund Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT OBJECTIVES AND POLICIES OF THE WORLDWIDE SELECT FUND AND THE WORLDWIDE FUND COMPARE?

      The WorldWide Select Fund's investment objective is identical to that of the WorldWide Fund. Each Fund seeks long-term growth of capital and income. To seek their respective investment objectives, the WorldWide Fund normally invests at least 80% of its net assets, and the WorldWide Select Fund normally invests at least 90% of its net assets, in a diversified portfolio of equity securities (common stocks, depository receipts and securities convertible into common stocks) of established companies either located outside the United States or whose primary business is carried on outside the United States.

      The primary difference between the WorldWide Select Fund and the WorldWide Fund has been the cash position maintained by each Fund. Specifically, the WorldWide Fund has historically maintained a larger cash position than the WorldWide Select Fund. The maintenance of a relatively larger cash position in the WorldWide Fund was due to the historical policy followed by the Manager and certain of the Manager's affiliated companies of managing equity products and client accounts in a relatively conservative fashion. In 1999, the WorldWide Select Fund was launched in response to investor desire for a more fully invested equity fund, and represented an exception to the Manager's general cash maintenance policy. In recent months, the historical policy of maintaining significant cash positions within equity products and accounts has been clarified. As a result, the Manager now generally manages the WorldWide Fund in a manner that is more fully invested in equity securities and the primary difference between the WorldWide Fund and WorldWide Select Fund has been eliminated.

      In addition, the WorldWide Select Fund and the WorldWide Fund may invest up to 15% of their net assets in securities that are considered to be illiquid (except that the WorldWide Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). Finally, the WorldWide Fund may not invest more than 5% of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations or authorities established thereby) which, including predecessors, have not had at least three years' continuous operations.

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

      As with most investments, investments in the Funds involve risks. There can be no guarantee against losses resulting from an investment in any Fund, nor can there be any assurance that any Fund will achieve its investment objective.

      The risks associated with an investment in the WorldWide Fund are similar to the risks associated with investments in the WorldWide Select Fund. Those risks principally include changes in market conditions and the risks associated with international investing, such as currency fluctuations.

      For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

WHAT ARE THE FEES AND EXPENSES OF EACH FUND?

      The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and, except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year.

              FEES AND EXPENSES FOR THE WORLDWIDE FUND AND
                       THE WORLDWIDE SELECT FUND

-----------------------------------------------------------------------------------------
FUND NAME                MAXIMUM SALES      MAXIMUM   MAXIMUM SALES LOAD ON  REDEMPTION
                       LOAD ON PURCHASES     CDSC      REINVESTED DIVIDENDS     FEES
-----------------------------------------------------------------------------------------
WORLDWIDE FUND                None           None              None            2.00%*

WORLDWIDE SELECT FUND         None           None              None            2.00%*
-----------------------------------------------------------------------------------------


* The fee only applies to shares purchased after January 1, 2004 and redeemed or exchanged within 60 days of their purchase.

                               OPERATING EXPENSES

-----------------------------------------------------------------------------------------
FUND NAME              MANAGEMENT FEES   DISTRIBUTION      OTHER      TOTAL ANNUAL FUND
                                         AND SERVICE      EXPENSES   OPERATING EXPENSES
                                         (12B-1) FEE
-----------------------------------------------------------------------------------------
WORLDWIDE FUND AFTER
TRANSACTION                1.08%*            None          0.02%            1.10%

WORLDWIDE FUND             1.08%*            None          0.02%            1.10%

WORLDWIDE SELECT FUND      1.10%*            None          0.05%            1.15%
-----------------------------------------------------------------------------------------

* Under its Management Agreement with the WorldWide Fund and the WorldWide Select Fund, the Manager receives management fees from each Fund based upon an annual rate of 1.10% of the first $500 million of average daily net assets, 1.00% of the next $500 million of average daily net assets and 0.90% on average daily net assets above $1 billion.

EXAMPLES:

      The following Examples are intended to help you compare the cost of investing in the WorldWide Select Fund with the cost of investing in the WorldWide Fund. Each Example assumes that you invest $10,000 in each Fund for the time period indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year. These are examples only, and do not represent future expenses, which may be greater or less than those shown below.

                           1 YEAR        3 YEARS       5 YEARS      10 YEARS
                           ------        -------       -------      --------
WORLDWIDE FUND
AFTER TRANSACTION           $112          $350          $606         $1,340

WORLDWIDE FUND              $112          $350          $606         $1,340

WORLDWIDE SELECT FUND       $117          $365          $633         $1,398

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

      Transfer Agency, Fund Accounting, Custody and Administration Services. UMB Fund Services, Inc. ("UMBFS") has agreed to provide various sub-administration and fund accounting services to the Funds under a Sub-Administration and Fund Accounting Agreement between UMBFS and the Manager (the "Administration Agreement"). UMBFS' services include performing all functions related to calculating each Fund's net asset value and providing certain financial reporting services, regulatory compliance testing and other related accounting services. For these services, UMBFS receives a fee from the Manager on the value of each Fund computed daily and payable monthly, at the annual rate of 0.09% of its average daily net assets, plus out-of-pocket expenses. UMBFS is the parent of UMB Distribution Services, LLC, the Funds' distributor. UMBFS also is a direct subsidiary of UMB Financial Corporation, the parent company of UMB Bank, n.a., the Funds' custodian. UMBFS' address is 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233.

      Additionally, the Manager employs UMBFS, at its own expense, to provide transfer agency and dividend payment services to the Funds, including the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration. For these services, UMBFS is compensated on a per-account and transactional basis, plus out-of-pocket expenses.

      UMB Bank, n.a. is the custodian of the Funds' securities and other assets. UMB Bank, n.a. is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141, and is the sole shareholder of the Manager. For the custodial services, UMB Bank, n.a. receives a fee from the Manager on the value of each Fund computed once a month, at the annual rate of 0.05% of the assets in the custody account.

      Management and Administration Fees. The Manager is the investment manager of both Funds. The Manager has entered into a management agreement with the Corporation on behalf of each Fund that provides for reductions in fee rates as the assets of the Funds increase. Under the management agreement, each Fund pays the Manager a fee as a percentage of average daily net assets as follows: 1.10% for the first $500 million of average daily nets assets; 1.00% of the next $500 million of average daily net assets; and 0.90% on average daily net assets above $1 billion. The Manager is a wholly-owned subsidiary of UMB Bank, n.a., the Funds' custodian. The Manager's address is 1010 Grand Boulevard, Kansas City, Missouri, 64141.

      Distribution Services. UMB Distribution Services, LLC, (the "Distributor") acts as distributor for the Funds and acts as exclusive agent for the Funds in selling their shares to the public. The Distributor is an affiliate of the Manager. The Distributor is not obligated to sell any certain number of shares of the Funds, and does not receive any fee or other compensation from any Fund under its Distribution Agreements with the Funds. The Distributor's address is 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233.

      Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Prospectus of each Fund for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of a Fund's shares. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the shares of the Funds.

      Shares of a Fund may be purchased at the net asset value next determined after the Fund or its authorized agent receives a purchase order in good order. In addition to purchasing shares from the Funds or the Distributor, you may purchase shares through a financial services agent such as a bank, financial advisor or broker-dealer. The minimum initial investment is $1,000 for regular accounts and subsequent purchases must be at least $100. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniforms Transfers to Minors Act are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $100. Shares purchased in connection with an Automatic Investing Plan and shares purchased by an IRA account are subject to a minimum initial purchase of $100 and a minimum subsequent purchase of $100.

      Shares of any Fund will be redeemed at any time at the net asset value next determined on the business day when a redemption request is received. Both Funds impose a redemption fee of 2.00% on shares purchased after January 1, 2004 and sold or exchanged within 60 days of purchase. The redemption fee does not apply to employer-sponsored retirement plan accounts.

      Shares of a Fund may be exchanged for shares of another fund in the UMB Scout Funds family. The sale of shares of a Fund, either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders. However, it is intended that the structure of the Transaction will not create a taxable event for shareholders.

      Dividends, Distributions and Taxes. The WorldWide Select Fund and the WorldWide Fund will pay substantially all of their net investment income semi-annually, usually in June and December. Substantially all of any net capital gains realized will be distributed annually by December 31. If you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. When you redeem your shares of a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different UMB Scout Fund is the same as a redemption. Any foreign taxes paid by the WorldWide Select Fund and the WorldWide Fund on their investments may be passed through to you as a foreign tax credit. For more information about the tax implications of investments in the Funds, see the current Prospectus or Statement of Additional Information of each Fund under the heading "Dividends, Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

      The Board of Directors of the Corporation, on behalf of the WorldWide Select Fund, has recommended the Transaction for purposes of combining the WorldWide Select Fund with a larger fund that has an identical investment objective and similar investment policies. The WorldWide Select Fund and the WorldWide Fund are similar in most respects. As described above, the primary difference between the Funds has been that the WorldWide Fund typically maintained a larger cash position (up to 20%) than the WorldWide Select Fund. The maintenance of a relatively larger cash position in the Worldwide Fund was due to the historical policy followed by the Manager and certain of the Manager's affiliated companies of managing equity products and client accounts in a relatively conservative fashion. In 1999, the Worldwide Select Fund was launched in response to investor desire for a more fully invested equity fund, and represented an exception to the Manager's general cash maintenance policy. In recent months, the historical policy of maintaining significant cash positions within equity products and accounts has been clarified. As a result, the Manager now generally manages the WorldWide Fund in a manner that is more fully invested in equity securities and the primary difference between the WorldWide Fund and WorldWide Select Fund has been eliminated.

      The Plan was presented to the Board of Directors of the Corporation at a meeting of the Board on September 27, 2004. At the meeting, the Board questioned management about the potential benefits and costs to shareholders of the WorldWide Select Fund. In deciding whether to recommend approval of the Transaction to shareholders, the Board of Directors considered, among other things: the advantages and benefits, as well as the disadvantages and costs to shareholders; the expense ratios of the WorldWide Fund and the WorldWide Select Fund; the comparative investment performance of the WorldWide Fund and the WorldWide Select Fund; the compatibility of the investment objectives, policies, restrictions and investments of the WorldWide Select Fund with those of the WorldWide Fund; the tax consequences of the Transaction; and the significant experience of the Manager. During the course of their deliberations, the Board of Directors also considered that the expenses of the Transaction will be borne entirely by the Manager.

      The Board of Directors of the Corporation approved the Plan, concluding that the Transaction is in the best interests of the shareholders of each respective Fund and that no dilution of value would result to the shareholders of each respective Fund from the Transaction. The Board of the Corporation then decided to recommend that shareholders of the WorldWide Select Fund vote to approve the Transaction. As required by law, the Directors approving the Plan and making the foregoing determinations included a majority of the Directors who are not interested persons of the WorldWide Select Fund or the WorldWide Fund.

           FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF DIRECTORS OF THE CORPORATION, ON BEHALF OF THE WORLDWIDE SELECT FUND, RECOMMENDS THAT YOU VOTE
                                  FOR THE PLAN.

      If the shareholders of the WorldWide Select Fund do not approve the Plan, the Board of Directors may consider other possible courses of action for the WorldWide Select Fund, including liquidation and dissolution.

                        INFORMATION ABOUT THE TRANSACTION

      This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A and incorporated herein by reference.

HOW WILL THE TRANSACTION BE CARRIED OUT?

      If the shareholders of the WorldWide Select Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Corporation on behalf of each Fund, including the delivery of certain documents. The Closing Date of the Transaction will occur on or about December 20, 2004. If the shareholders of the WorldWide Select Fund do not approve the Plan, the Transaction will not take place.

      If the shareholders of the WorldWide Select Fund approve the Plan, the Fund will deliver to the WorldWide Fund substantially all of its assets on the Closing Date. In exchange, the Corporation, on behalf of the WorldWide Select Fund, will receive WorldWide Fund Shares to be distributed pro rata by the WorldWide Select Fund to its shareholders and the WorldWide Fund will assume the liabilities of the WorldWide Select Fund. The value of the assets to be delivered to the WorldWide Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m. Eastern time) on the last business day prior to the Closing Date.

      The stock transfer books of the WorldWide Select Fund will be permanently closed as of the close of business of the NYSE on the day before the Closing Date. The WorldWide Select Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the WorldWide Fund.

      To the extent permitted by law, the Corporation may amend the Plan without shareholder approval. The Corporation also may terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of the WorldWide Select Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

      All ordinary costs and expenses associated with the Transaction will be borne entirely by the Manager.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

      The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the Corporation, on behalf of each Fund, it is expected that Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania, will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the WorldWide Select Fund will not recognize any gain or loss as a result of the exchange of their shares of the WorldWide Select Fund for shares of the WorldWide Fund, and (ii) the WorldWide Fund and its shareholders will not recognize any gain or loss upon receipt of the WorldWide Select Fund's assets.

      You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences, if any, of the Transaction because this discussion only relates to federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE WORLDWIDE FUND SHARES?

      If the Transaction is approved, full and fractional shares of the WorldWide Fund will be distributed to shareholders of the WorldWide Select Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable, freely transferable and will have full voting rights. The shares of the WorldWide Fund will be recorded electronically in each shareholder's account. The WorldWide Fund will then send a confirmation to each shareholder.

      The WorldWide Fund Shares to be issued on the Transaction have substantially the same rights and privileges as shares of the WorldWide Select Fund.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

      The following table sets forth, as of October 31, 2004, the separate capitalizations of the WorldWide Fund and the WorldWide Select Fund, and the estimated capitalization of the WorldWide Fund as adjusted to give effect to the proposed Transaction. The capitalization of the WorldWide Fund is likely to be different when the Transaction is consummated.


                       WORLDWIDE FUND - WORLDWIDE SELECT FUND

                                         WorldWide Select   WorldWide Fund after
                       WorldWide Fund          Fund              Transaction
                         (unaudited)        (unaudited)          (estimated)
--------------------------------------------------------------------------------

Net assets (millions)         $                  $                    $
Total shares
outstanding
Net asset value per
share                         $                  $                    $

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section describes the key investment policies of the Funds, and certain noteworthy differences between the investment objectives and strategies of the WorldWide Select Fund as compared to the WorldWide Fund. For a complete description of the WorldWide Fund's investment policies and risks, you should read the WorldWide Fund Prospectus, which is included with this Proxy Statement/Prospectus.

      The investment objectives and policies of the WorldWide Select Fund, as compared to the WorldWide Fund, are described in separate sections below. Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote"). Policies or investment restrictions of a Fund that are non-fundamental may be changed by the Board of Directors without shareholder approval.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES, STRATEGIES AND INVESTMENT POLICIES OF THE WORLDWIDE SELECT FUND AND THE WORLDWIDE FUND?

      Investment Objectives. The WorldWide Select Fund and the WorldWide Fund have identical investment objectives. Both Funds seek long-term growth of capital and income. The investment objective for the WorldWide Select Fund is non-fundamental, which means that it can be changed by the Board without shareholder approval. In the event that the Board of Directors of the WorldWide Select Fund approves a change in the Fund's objective, the Board will notify shareholders before the change becomes effective. The investment objective for the WorldWide Fund is fundamental and may not be changed without the prior approval of shareholders.

      Investment Strategy. To seek their respective investment objectives, the WorldWide Fund normally invests at least 80% of its net assets, and the WorldWide Select Fund normally invests at least 90% of its net assets, in a diversified portfolio of equity securities (common stocks, depository receipts and securities convertible into common stocks) of established companies either located outside the United States or whose primary business is carried on outside the United States. Historically, the primary difference between the WorldWide Select Fund and the WorldWide Fund has been the cash position maintained by each Fund. However, as mentioned above, this distinction has been eliminated and the WorldWide Fund is managed in a manner that is more fully invested in equity securities.

      In selecting securities for the Funds, the Manager applies a "top-down" approach, looking first at the economic, political and market conditions of the various countries in which the Funds may invest. Securities are also selected based on the Manager's opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions. The Funds primarily invest in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and/or dividends. The Funds diversify their investments among various countries and a number of different industries. Generally, the Funds do not intend to invest more than 25% of their net assets in any one particular country or in securities issued by any single foreign government, its agencies or instrumentalities. The Funds do not intend to concentrate their investments in any particular industry. Without the approval of shareholders, neither Fund will purchase a security if as a result of such purchase more than 25% of its net assets will be invested in a particular industry. Neither Fund will invest more than 20% of its net assets in companies located in developing countries.

      Principal Investments. Each Fund primarily invests in a diversified portfolio of common stocks, depository receipts and securities convertible into common stocks of established companies either located outside the United States or whose primary business is carried on outside the United States. Each of these is described below.

      Common Stocks. The Funds may invest directly in foreign securities. Common stocks are equity securities that represent a proportionate share of the ownership of a company. Their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions.

      Depository Receipts. The Funds may purchase depository receipts, which include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and International Depository Receipts ("IDRs"), whether they are "sponsored" or "unsponsored." "Sponsored" depository receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" depository receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depository receipt. Depository receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

      Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

      Additional Investments. Although the Funds generally invest in common stocks, depository receipts and convertible securities, each Fund may invest in other types of securities. These are described below.

      Money Market Instruments. The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses.

      Repurchase Agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Funds.

      Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Funds, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of a Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase. The Funds' dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions. The Funds will not speculate in foreign forward exchanges. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above its anticipated devaluation level.

      Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock.

      Illiquid and Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the WorldWide Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.

      Fixed Income Securities. Each Fund is authorized to invest, to a limited extent, in fixed-income securities of worldwide companies. While most foreign securities are not subject to standard credit ratings, the Manager intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's or a BBB or higher rating by S&P(R) at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to have speculative characteristics. Neither Fund intends to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade.

      Temporary Defensive Investments. There may be times when each Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and instead, will focus on preserving your investment.

HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

      As mentioned above, the primary difference between the WorldWide Select Fund and the WorldWide Fund has been the cash position maintained by each Fund. This distinction has been eliminated since the WorldWide Fund is now managed in a manner that is more fully invested in equity securities.

      The investment objective, most policies and all of the investment restrictions of the WorldWide Fund are matters of fundamental policy, which means that they cannot be changed by the Board without first obtaining shareholder approval. In contrast, the investment objective and most policies of the WorldWide Select Fund are matters of non-fundamental policy, which means that they can be changed by the Board without shareholder approval. Of course, certain of the WorldWide Select Fund's investment restrictions are matters of fundamental policy, as required under the Investment Company Act of 1940. The WorldWide Select Fund's investment polices and restrictions, therefore, provide greater flexibility for the Board to make changes without the delay or extra cost of a shareholder vote. However, management anticipates seeking shareholder approval separately to modernize the WorldWide Fund's polices in this regard.

      In addition, the WorldWide Select Fund and WorldWide Fund may invest up to 15% of their net assets in securities that are considered to be illiquid, except that the WorldWide Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days. Finally, the WorldWide Fund may not invest more than 5% of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations or authorities established thereby) which, including predecessors, have not had at least three years' continuous operations.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

      Like all investments, an investment in the Funds involves risks. There is no assurance that a Fund will meet its investment objective. The achievement of a Fund's objective depends upon market conditions generally and on the Manager's analytical and portfolio management skills. The primary investment risks for the Funds are explained below.

        Market Risk. The Funds normally invest in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Different types of investments shift in and out of favor depending on market and economic conditions. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in favor, and the value of these Funds may go down.

        International Risks. The Funds' international investing poses additional risks such as currency fluctuations. If a security owned by a Fund is denominated in a foreign currency, the price of that security may go up in the local currency but cause a loss to the Fund when priced in United States dollars. International markets, especially in developing countries, are subject to political instability and are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to United States companies. These risks are inherently passed on to the company's shareholders, including the Funds, and in turn, to the Funds' shareholders.

        The Funds may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to seek to minimize currency value fluctuations. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The Funds will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Funds' dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain that may result should the value of such currency increase.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

      Provided that a quorum is present, the approval of the Plan for the WorldWide Select Fund requires the affirmative vote of more than 50% of the outstanding shares of the Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the WorldWide Select Fund held on the Record Date. If sufficient votes to approve the proposal for the WorldWide Select Fund are not received by the date of the Meeting, the Meeting may be adjourned with respect to the Fund to permit further solicitations of proxies. The holders of a majority of shares of the WorldWide Select Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting with respect to the Fund.

      Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, and will have the same effect as a vote "against" the Plan. It is not anticipated that any broker non-votes will be received.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

      You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. IF YOU SIMPLY SIGN AND DATE THE PROXY BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY UNEXPECTED MATTERS THAT COME BEFORE THE MEETING OR ADJOURNMENT OF THE MEETING. You may also call toll-free to vote by telephone, or you may vote using the Internet. The insert accompanying this Proxy Statement describes how to vote using these methods.

CAN I REVOKE MY PROXY?

      You may revoke your proxy at any time before it is voted by sending a written notice to the Corporation, expressly revoking your proxy, by signing and forwarding to the Corporation a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held through a broker/dealer and you wish to vote your shares at the Meeting, you must obtain a "legal proxy" from your broker/dealer and present it to the Inspector of Elections at the Meeting.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

      The Board of Directors of the Corporation does not intend to bring any matters before the Meeting other than that described in this Proxy Statement/Prospectus. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

      Only shareholders of record of the WorldWide Select Fund at the close of business on October 31, 2004 (the "Record Date") will be entitled to vote at the Meeting. As of the Record Date, there were [insert #] outstanding shares of the WorldWide Select Fund.

WHAT OTHER SOLICITATIONS WILL BE MADE?

      This proxy solicitation is being made by the Board of Directors of the WorldWide Select Fund for use at the Meeting. The cost of this proxy solicitation will be borne entirely by the Manager. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.

      In addition to solicitation services to be provided by [insert name of proxy solicitor] (the "Solicitor"), as described below, proxies may be solicited by the Directors, officers and employees of the Corporation (none of whom will receive compensation therefor in addition to their regular salaries) and/or regular employees of the Manager or other service providers, or any of their affiliates. Arrangements will also be made with brokerage houses and other custodians, nominees and fiduciaries to forward solicitation materials to the beneficial owners of the WorldWide Select Fund's shares, and such persons will be reimbursed for their expenses.

      The WorldWide Select Fund has retained Solicitor at a fee estimated not to exceed $______, plus reimbursement of reasonable out-of-pocket expenses, to assist in the solicitation of proxies (which amount is included in the estimate of total expenses above). The Fund has also agreed to indemnify the Solicitor against certain liabilities and expenses, including liabilities under the federal securities laws. The solicitor anticipates that approximately [__] of its employees may solicit proxies. The Solicitor is located at [insert address].

                      INFORMATION ABOUT THE WORLDWIDE FUND

      Information about the WorldWide Fund is included in the WorldWide Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus. Additional information about the WorldWide Fund is included in its Statement of Additional Information dated October 31, 2004 and the Statement of Additional Information dated [NOVEMBER 16, 2004] (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-996-2862 or by writing to the UMB Scout Funds at P.O. Box 1241, Milwaukee, Wisconsin 53201-1241.

      This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the WorldWide Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the WorldWide Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                 INFORMATION ABOUT THE WORLDWIDE SELECT FUND

      Information about the WorldWide Select Fund is included in its current Prospectus dated October 31, 2004, Annual Report to Shareholders dated June 30, 2004, Statement of Additional Information dated October 31, 2004, and the Statement of Additional Information dated [NOVEMBER 16, 2004] (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-996-2862 or by writing to the UMB Scout Funds at P.O. Box 1241, Milwaukee, Wisconsin 53201-1241.

                           INFORMATION ABOUT EACH FUND

      Each Fund files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended. These materials can be inspected and copied at the public reference facilities maintained by the SEC, Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Also, copies of these materials can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates or from the SEC's Internet site at http://www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

      On the Record Date, the officers and Directors of the Corporation, as a group, owned [less than 1%] of the outstanding voting shares of the WorldWide Select Fund.

      To the best knowledge of the WorldWide Select Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding shares of the WorldWide Select Fund. The WorldWide Select Fund has no knowledge of beneficial ownership. Control persons are persons deemed to control a Fund because they own beneficially over 25% of the Fund's outstanding equity securities.

------------------------------------------------------------------------------
NAME ON ACCOUNT          ADDRESS OF ACCOUNT          SHARE AMOUNT  PERCENTAGE
------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

      On the Record Date, the officers and trustees of the Corporation, as a group, owned [less than 1%] of the outstanding shares of the WorldWide Fund.

      To the best knowledge of the WorldWide Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding voting shares of the WorldWide Fund. The WorldWide Fund has no knowledge of beneficial ownership. Control persons are persons deemed to control a Fund because they own beneficially over 25% of the Fund's outstanding equity securities.

------------------------------------------------------------------------------
NAME ON ACCOUNT          ADDRESS OF ACCOUNT          SHARE AMOUNT  PERCENTAGE
------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                   EXHIBIT TO
                           PROXY STATEMENT/PROSPECTUS

EXHIBIT

A Form of Plan of Reorganization Adopted by the Corporation on Behalf of the WorldWide Select Fund and the WorldWide Fund.


                       OTHER DOCUMENTS INCLUDED WITH THIS
                           PROXY STATEMENT/PROSPECTUS

Prospectus of the WorldWide Fund, dated October 31, 2004 to be filed via EDGAR will be incorporated into this filing by reference in a Pre-Effective Amendment to this Registration Statement and will be included with the mailing to shareholders.

Annual Report to Shareholders of the WorldWide Fund for the fiscal year ended June 30, 2004 as previously filed via EDGAR is incorporated herein by reference to Form N-CSR filed September 8, 2004 and will be included with the mailing to shareholders.

                                                                       EXHIBIT A



                         FORM OF PLAN OF REORGANIZATION


            This PLAN OF REORGANIZATION (the "Plan"), made as of this ___ day of _______________ 2004, is adopted by UMB Scout Worldwide Fund, Inc. (the "Corporation"), a corporation created under the laws of the State of Maryland, with its principal place of business at 1010 Grand Boulevard, Kansas City, Missouri 64106, on behalf of two of its series, UMB Scout Worldwide Fund (the "Acquiring Fund") and UMB Scout Worldwide Select Fund (the "Acquired Fund").

            The reorganization (hereinafter referred to as the "Reorganization") will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for
(a) full and fractional shares of beneficial interest, $1.00 par value, of the Acquiring Fund ("Acquiring Fund Shares") and (b) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (ii) the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

      1. SALE AND TRANSFER OF ASSETS AND LIABILITIES, LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND
            --------------------------------------------------------------------

            (a) Subject to the terms and conditions of this Plan, the Corporation, on behalf of the Acquired Fund, will sell, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund's costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income, dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the directors of the Corporation shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter "Net Assets"). The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Corporation shall use commercially reasonable efforts to identify all of the Acquired Fund's Liabilities prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.

            (b) Subject to the terms and conditions of this Plan, the Corporation shall assume the Liabilities, on behalf of the Acquiring Fund, and shall deliver to the Acquired Fund the number of Acquiring Fund Shares, determined by dividing the net asset value per share of the Acquired Fund as of the Close of

Business on the Valuation Date by the net asset value per share of Acquiring Fund Shares as of the Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the Acquired Fund ("Acquired Fund Shares") as of the Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

            (c) As soon as practicable following the Closing, the Corporation shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. Unless requested, no certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

            (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer be evidence of ownership; provided, however, that the shareholders of the Acquired Fund holding such certificates shall be entitled to surrender such certificates to the transfer agent for the Corporation and request in exchange therefore a certificate or certificates representing the number of whole shares of beneficial interest of the Acquiring Fund into which the corresponding shares of beneficial interest of the Acquired Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the Acquiring Fund shall not be issued, but such fractional shares shall continue to be carried by the Corporation in book entry form for the account of such shareholder.

            (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

      2. VALUATION
         -----------------------------------------------------------------------

            (a) The value of the Acquired Fund's Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

            (b) The net asset value of a share of beneficial interest of the Acquiring Fund shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund's currently effective prospectus and statement of additional information.

            (c) The net asset value of a share of beneficial interest of the Acquired Fund shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

      3. CLOSING AND VALUATION DATE
         -----------------------------------------------------------------------

            The Valuation Date shall be __________, 2004, or such later date as the Corporation may designate. The Closing shall take place at the principal office of the Corporation, 1010 Grand Boulevard, Kansas City, Missouri 64106 at approximately [____] [a.m./p.m.] [Central] time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Corporation, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Corporation. The Corporation shall have provided for delivery as of the Closing, those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund's Custodian, UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, Missouri 64141. Also, the Corporation shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Corporation shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

      4. NECESSARY FINDINGS OF FACT BY THE CORPORATION ON BEHALF OF THE ACQUIRED FUND
            --------------------------------------------------------------------

            The Corporation hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

            (a) The Corporation is authorized to issue 10,000,000 shares of beneficial interest of the Acquired Fund, with $1.00 par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

            (b) The financial statements appearing in the Acquired Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2004, audited by BKD, LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

            (c) The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

            (d) The statement of assets and liabilities to be furnished by the Corporation as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

            (e) At the Closing, the Corporation will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

            (f) The Corporation has elected to treat the Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of

1986, as amended (the "Code"), the Acquired Fund is a "fund" as defined in
Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

      5. NECESSARY FINDINGS OF FACT BY THE CORPORATION ON BEHALF OF THE ACQUIRING FUND
            --------------------------------------------------------------------

            The Corporation hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

            (a) The Corporation is authorized to issue 40,000,000 shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to
Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, freely transferable and have full voting rights.

            (b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are 40,000,000 shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

            (c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Corporation as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

            (d) At the Closing, the Corporation will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

            (e) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

            (f) The Corporation has elected to treat the Acquiring Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund is a "fund" as defined in
Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

      6. NECESSARY FINDINGS OF FACT BY THE CORPORATION ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND
            --------------------------------------------------------------------

            The Corporation hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

            (a) The Corporation is a corporation created under the laws of the State of Maryland on January 7, 1993, and is validly existing and in good standing under the laws of the State of Maryland. The Corporation, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital. The Corporation has the necessary power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

            (b) The Corporation is not a party to or obligated under any provision of its Plan and Articles of Incorporation, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

            (c) The Corporation has full power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, executed and delivered by it, and this Plan constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

            (d) The Corporation does not have any unamortized or unpaid organizational fees or expenses.

            (e) Neither the Corporation, the Acquired Fund nor Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

            (f) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Plan. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

            (g) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

            (h) It has duly and timely filed, on behalf of the Acquired Fund and Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by the Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or Acquiring Fund. On behalf of the Acquired Fund or the Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Plan, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Acquiring Fund, as appropriate.

            (i) All information provided by the Corporation for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

            (j) Except with respect to the approval of the Acquired Fund's shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Maryland corporate law (including, in the case of each of the foregoing, the rules and regulations thereunder).

      7.    OBLIGATIONS OF THE CORPORATION ON BEHALF OF THE ACQUIRED FUND
            --------------------------------------------------------------------

            (a) The Corporation shall operate business of the Acquired Fund as presently conducted between the date hereof and the Closing.

            (b) The Corporation, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.

            (c) The Corporation shall file, by the Closing, all of the Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

            (d) At the Closing, the Corporation shall provide:

                  (1) A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

                  (2) A copy (which may be in electronic form) of the
            shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

            (e) The Board of Directors of the Corporation shall call and the Corporation shall hold, a Special Meeting of the Acquired Fund's shareholders to consider and vote upon this Plan (the "Special Meeting") and the Corporation shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Corporation shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

            (f) At the Closing, the Corporation shall provide the statement of the assets and liabilities described in Section 4(e) of this Plan in conformity with the requirements described in such Section.

      8.    OBLIGATIONS OF THE CORPORATION ON BEHALF OF THE ACQUIRING FUND
            --------------------------------------------------------------------

            (a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

            (b) The Corporation shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

            (c) The Corporation shall file, by the Closing, all of the Acquiring Fund's federal and other tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

            (d) At the Closing, the Corporation shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

            (e) The Corporation will file with the U.S. Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

      9. CONDITIONS PRECEDENT TO BE FULFILLED BY THE CORPORATION ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND
            --------------------------------------------------------------------

            The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

            (a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Corporation shall have been performed at or prior to the Closing; and (3) the Corporation shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

            (b) The Corporation shall provide a copy of the resolutions approving this Plan adopted by the Corporation's Board of Directors, certified by the Secretary or equivalent officer.

            (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Corporation or would prohibit the transactions contemplated hereby.

            (d) That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

            (e) That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

            (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

            (g) That prior to or at the Closing, the Corporation shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan, the laws of the State of Maryland, and in accordance with customary representations provided by the Corporation in certificates delivered to SRSY:

                  (1) The acquisition by the Acquiring Fund of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                  (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

                  (3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

                  (4) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code.

                  (5) The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

                  (6) The holding period of the assets of the Acquired Fund
            received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

                  (7) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

                  (8) The basis of the Acquiring Fund Shares received by the
            Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor under Section 358(a)(1) of the Code;

                  (9) The holding period of the Acquiring Fund Shares received by the Acquired Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

                  (10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the "Treasury Regulations")) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

             (h) That the Corporation shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Corporation, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                  (1) The Corporation was created as a corporation under the laws of the State of Maryland on January 7, 1993, and is validly existing and in good standing under the laws of the State of Maryland;

                  (2) The Corporation is an open-end, investment company of the management type registered as such under the 1940 Act;

                  (3) The Corporation is authorized to issue 50,000,000 shares of common stock, $1.00 par value.

                  (4) Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Plan and Articles of Incorporation and By-Laws of the Corporation, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                  (5) Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Corporation's Plan and Articles of Incorporation and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                  (6) Except as disclosed in each of the Acquired Fund's and
            Acquiring Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Corporation, the unfavorable outcome of which would materially and adversely affect the Corporation, the Acquired Fund or the Acquiring Fund;

                  (7) The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Corporation or the Acquiring Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

                  (8) To such counsel's knowledge, no consent, approval,
            authorization or order of any court, governmental authority or agency is required for the consummation by the Corporation of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Maryland law (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

                  (9) Neither the execution, delivery nor performance of this
            Plan by the Corporation violates any provision of its Articles of Incorporation, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Corporation is a party or by which the Corporation is otherwise bound; and

                  (10) This Plan has been validly authorized, executed and
            delivered by the Corporation and represents the legal, valid and binding obligation of the Corporation and is enforceable against the Corporation in accordance with its terms.

            In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Corporation with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Corporation.

            (j) That the Corporation's Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

            (k) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Corporation with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

            (l) That at the Closing, the Corporation, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

      10. FEES AND EXPENSES; OTHER PLANS
          ----------------------------------------------------------------------

          (a) The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne by Scout Investment Advisors, Inc.

            (b) Any other provision of this Plan to the contrary notwithstanding, any liability of the Corporation under this Plan with respect to any series of the Corporation, or in connection with the transactions contemplated herein with respect to any series of the Corporation, shall be discharged only out of the assets of that series of the Corporation, and no other series of the Corporation shall be liable with respect thereto.

      11. TERMINATION; WAIVER; ORDER
          ----------------------------------------------------------------------

          (a) Anything contained in this Plan to the contrary notwithstanding, the Corporation may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

          (b) If the transactions contemplated by this Plan have not been consummated by ______________, this Plan shall automatically terminate on that date, unless a later date is established by the Corporation.

          (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Corporation or its directors, officers, agents or shareholders in respect of this Plan.

          (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Corporation.

          (e) The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Corporation, nor any of its officers, directors, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, director, agent or shareholder of the Corporation against any liability for which such officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

            (f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of the Corporation to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

      12.   LIABILITY OF THE CORPORATION
            --------------------------------------------------------------------

            The Corporation acknowledges that: (i) all obligations of the Corporation under this Plan are binding only with respect to the Corporation, the Acquired Fund and Acquiring Fund; (ii) any liability of the Corporation under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Corporation under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Corporation shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Corporation, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Corporation.

      13.   FINAL TAX RETURNS AND FORMS 1099 OF THE ACQUIRED FUND
            --------------------------------------------------------------------

            (a) After the Closing, the Corporation shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Corporation with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

            (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the Corporation or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Scout Investment Advisors, Inc. at the time such Tax returns and Forms 1099 are prepared.

      14.   ENTIRE AGREEMENT AND AMENDMENTS
            --------------------------------------------------------------------

            This Plan embodies the entire Plan of Reorganization by the Corporation on behalf of the Acquired Fund and Acquiring Fund and there are no agreements, understandings, restrictions, or warranties regarding the Reorganization other than those set forth herein or herein provided for. This Plan may only be amended in writing at the direction of the Board of Directors of the Corporation. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Corporation.

      15.   GOVERNING LAW
            --------------------------------------------------------------------

            This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

      16.  EFFECT OF FACSIMILE SIGNATURE
           ---------------------------------------------------------------------

            A facsimile signature of an authorized officer of Corporation on this Plan and/or any transfer document contemplated hereunder shall have the same effect as if executed in the original by such officer.

            THE CORPORATION HAS ADOPTED THIS PLAN OF REORGANIZATION AND IT SHALL BE DEEMED EFFECTIVE, ALL AS OF THE DAY AND YEAR FIRST-ABOVE WRITTEN.

                                          UMB Scout Worldwide Fund, Inc., on
                                          behalf of the UMB Scout Worldwide
                                          Fund and the UMB Scout Worldwide
                                          Select Fund



                                          By:
                                             -----------------------------------

                                          Title:
                                                --------------------------------

            [PROSPECTUS OF THE WORLDWIDE FUND DATED OCTOBER 31, 2004]

                 [ANNUAL REPORT TO SHAREHOLDERS OF THE WORLDWIDE
                  FUND FOR THE FISCAL YEAR ENDED JUNE 30, 2004]

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                         UMB SCOUT WORLDWIDE FUND, INC.
                            DATED [NOVEMBER 16, 2004]


                        Acquisition of the Assets of the
                         UMB SCOUT WORLDWIDE SELECT FUND
                  (a series of UMB Scout WorldWide Fund, Inc.)

                      By and in exchange for shares of the
                            UMB SCOUT WORLDWIDE FUND
                  (a series of UMB Scout WorldWide Fund, Inc.)


      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the UMB Scout WorldWide Select Fund (the "WorldWide Select Fund") in exchange for shares of the UMB Scout WorldWide Fund (the "WorldWide Fund") and the assumption by the WorldWide Fund of the liabilities of the WorldWide Select Fund.

      This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI:

      1. Statement of Additional Information of the WorldWide Fund dated October 31, 2004.

      2. Annual Report of the WorldWide Select Fund for the fiscal year ended June 30, 2004.

      This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated [NOVEMBER 16, 2004], relating to the above-referenced transaction. You can request a copy of the Proxy
Statement/Prospectus by calling 1-800-996-2862 or by writing to the UMB Scout Funds at P.O. Box 1241, Milwaukee, Wisconsin 53201-1241.

      [Statement of Additional Information of the WorldWide Fund dated October 31, 2004 to be filed via EDGAR and will be incorporated herein by reference in a Pre-Effective Amendment to this Registration Statement and will be mailed to any Shareholder who requests this SAI].


      [Annual Report of the WorldWide Select Fund for the fiscal year ended June 30, 2004 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any Shareholder who requests this SAI].

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification. Under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

            (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

            (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 16. Exhibits. The following exhibits are incorporated by reference to the previously filed registration statement on Form N-1A indicated below, except Exhibits 1(e), 9(a)(i), 9(a)(ii), 9(b)(i), 11(a), 12(a), 13(a)(ii), 13(b)(ii), 13(c)(ii), and 14(a), which are filed herewith:

            (1)   Copies of the charter of the Registrant as now in effect;

                  (a) Articles of Incorporation of the Registrant as filed in Maryland on January 7, 1993, previously filed with PEA #14 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (b) Articles of Amendment of the Registrant as filed in Maryland on April 27, 1995, previously filed with PEA #14 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (c) Articles of Amendment of the Registrant as filed in Maryland on October 19, 1998 and effective on October 31, 1998, previously filed with PEA #14 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (d) Articles Supplementary of the Registrant as filed in Maryland on April 16, 1999, previously filed with PEA #16 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (e) Articles Supplementary of the Registrant as filed in Maryland on October 26, 1999, are filed herewith as Exhibit-99.1(e).

                  (f) Articles Supplementary of the Registrant as filed in Maryland on October 30, 2002, previously filed with PEA #20 to Registration Statement on Form N-1A on 10/28/2003 and incorporated herein by reference.

                  (g) Articles Supplementary of the Registrant as filed in Maryland on August 21, 2003, previously filed with PEA #20 to Registration Statement on Form N-1A on 10/28/2003 and incorporated herein by reference.

            (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (a) Amended and Restated By-laws as of October 28, 1999 of UMB Scout WorldWide Fund, Inc., previously filed with PEA #19 to the Registration Statement on Form N-1A on 10/28/2002 and incorporated herein by reference.

            (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                  Not Applicable.

            (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (a) Form of Plan of Reorganization is filed herewith as Exhibit A to the Combined Proxy Statement/Prospectus.

            (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  Not Applicable

            (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (a) Management Agreement between Scout Investment Advisors, Inc. and Registrant on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund dated May 12, 2001, previously filed with PEA #18 to the Registration Statement on Form N-1A on 10/30/2001 and incorporated herein by reference.

            (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (a) Distribution Agreement between UMB Distribution Services, LLC and Registrant dated May 19, 2001, on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, previously filed with PEA #18 to the Registration Statement on Form N-1A on 10/30/2001 and incorporated herein by reference.

                        (i) Amendment Number One to the Distribution Agreement between UMB Distribution Services, LLC and Registrant, previously filed with PEA #19 to the Registration Statement on Form N-1A on 10/28/2002 and incorporated herein by reference.

            (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  Not Applicable.

            (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

                  (a) Custody Agreement between Registrant on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, and UMB Bank, n.a. dated October 30, 1995, previously filed with PEA #16 to the Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                        (i) Appendix B to Custody Agreement between Registrant on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, and UMB Bank, n.a., filed herewith as EX-99.9(a)(i).

                        (ii) Amendment to Custody Agreement between the Registrant and UMB Bank, n.a. dated July 2, 2001, filed herewith as EX-99.9(a)(ii).

                  (b) Custody, Recordkeeping and Administrative Services Agreement by and between UMB Bank, n.a., UMB Fund Services, Inc. and Scout Investment Advisors, Inc., dated August 6, 2001, previously filed with PEA #18 to the Registration Statement on Form N-1A on 10/30/2001 and incorporated herein by reference.

                        (i) Amendment Number One to Custody, Recordkeeping and Administrative Services Agreement dated August 14, 2002, filed herewith as EX-99.9(b)(i).

                  (c) Rule 17f-5 Delegation Agreement by and between UMB Bank, n.a. and Registrant, on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, previously filed with PEA #19 to the Registration Statement on Form N-1A on 10/28/2003.

                  (d) Custodian Agreement by and between UMB Bank, n.a., on behalf of Registrant, and Citibank, N.A. dated May 27, 2003,previously filed with PEA #20 to the Registration Statement on Form N-1A on 10/28/2003.

                  (e) Rule 17f-5 Delegation Schedule by and between UMB Bank, n.a., on behalf of Registrant, and Citibank, N.A. dated March 13, 2003, previously filed with PEA #20 to the Registration Statement on Form N-1A on 10/28/2003.

            (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan;

                  Not Applicable

            (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (a) Form of Opinion of Counsel with respect to the legality of the securities issued by UMB Scout WorldWide Fund, Inc., is filed electronically herewith as Exhibit No. EX-99.11(a)

            (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders, is filed electronically herewith as Exhibit No. EX-99.12(a).

            (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                  (a) Transfer Agency Agreements.

                        (i) Transfer Agency Agreement between Scout Investment Advisors, Inc. and UMB Fund Services, Inc., dated August 6, 2001, relating to UMB Scout WorldWide Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, previously filed with PEA #18 to the Registration Statement on Form N-1A on 10/30/2001 and incorporated herein by reference.

                        (ii) Amendment Number One to Transfer Agency Agreement dated August 14, 2002, filed herewith as EX-99.13(a)(ii).

                        (iii) Addendum to Transfer Agency Agreement, previously
                              filed with PEA #19 to the Registration Statement on Form N-1A on 10/28/2002 and incorporated herein by reference.

                  (b)   Inbound Call Management and Fulfillment Services
                        Agreement.

                        (i)   Inbound Call Management and Fulfillment
                              Services Agreement between Scout Investment
                              Advisors, Inc. and UMB Distribution Services, LLC, dated August 6, 2001, relating to UMB
                              Scout Stock Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, previously filed with PEA #19 to the Registration Statement on Form N-1A on 10/30/2001 and incorporated herein by reference.

                        (ii) Amendment Number One to Inbound Call Management and Fulfillment Services Agreement, dated August 14, 2002, filed herewith as EX-99.13(b)(ii).

                  (c)   Sub-Administration and Fund Accounting Agreement.

                        (i)   Sub-Administration and Fund Accounting
                              Agreement between Scout Investment Advisors,
                              Inc., and UMB Fund Services, Inc., dated May
                              19, 2001, relating to UMB Scout WorldWide Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, previously filed with PEA #18 to the Registration Statement on Form N-1A on 10/30/2001 and incorporated herein by reference.

                        (ii) Amendment Number One to Sub-Administration and Fund Accounting Agreement, dated August 14, 2002, filed herewith as EX-99.13(c)(ii).

            (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

                  (a) Consent of Independent Registered Public Accounting Firm, filed herewith as EX-99.14(a).

            (15)  All financial statements omitted pursuant to Item 14(a)(1);

                  Not Applicable.

            (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                  (a) Power of Attorney, previously filed with the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

            (17) Any additional exhibits which the Registrant may wish to file.

                  (a) Code of Ethics of the investment advisor, Scout Investment Advisors, Inc. and the UMB Scout Funds, previously filed with PEA #19 to the Registration Statement on Form N-1A on 10/28/2002 and incorporated herein by reference.

                  (b) Code of Ethics of the distributor, UMB Distribution Services, LLC, previously filed with PEA #19 to the Registration Statement on Form N-1A on 10/28/2002 and incorporated herein by reference.

Item 17.    Undertakings.

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

            (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, (the "1933 Act this registration statement pursuant to Rule 485(b) under the 1933 Act and the registration statement has been signed on behalf of the registrant on the ___th day of October, 2004.

                         UMB Scout WorldWide Fund, Inc.



                        By:    Edward J. McShane
                           -------------------------------------
                               Edward J. McShane, Jr., President

      As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

              Signature                     Title                    Date
              ---------                     -----                    ----

Edward J. McShane             President (Principal Executive   October 13, 2004
------------------------      Officer) and Director
Edward J. McShane

Eric T. Jager*                Director                         October 13, 2004
------------------------
Eric T. Jager

William E. Hoffman*           Director                         October 13, 2004
------------------------
William E. Hoffman

Stephen F. Rose*              Director                         October 13, 2004
------------------------
Stephen F. Rose

Stuart Wien*                  Director                         October 13, 2004
------------------------
Stuart Wien

Barbara J. Demmer             Treasurer, Secretary             October 13, 2004
------------------------      and PrincipalFinancial
Barbara J. Demmer             and Accounting Officer

* By: Barbara J. Demmer
     -------------------------
Barbara J. Demmer
as Attorney-in-Fact for
each of the persons indicated

                                INDEX TO EXHIBITS


Exhibit No.       Exhibit
-----------       -------

EX-99.1(e)        Articles Supplementary of the Registrant as filed in Maryland on October 26, 1999

EX-99.9(a)(i)     Appendix B to Custody Agreement between UMB Scout Funds, on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide
                  Select Fund

EX-99.9(a)(ii)    Amendment to Custody Agreement between the Registrant and UMB
                  Bank, n.a. dated July 2, 2001

EX-99.9(b)(i)     Amendment Number One to Custody, Recordkeeping and
                  Administrative Services Agreement dated August 14, 2002

EX-99.11(a)       Opinion of Counsel with respect to the legality of the
                  securities issued by UMB Scout WorldWide Fund, Inc.

EX-99.12(a)       Form of Opinion and Consent of Counsel Supporting Tax Matters
                  and Consequences to Shareholders

EX-99.13(a)(ii)   Amendment Number One to Transfer Agency Agreement dated August
                  14, 2002

EX-99.13(b)(ii)   Amendment Number One to Inbound Call Management and
                  Fulfillment Services Agreement, dated August 14, 2002

EX-99.13(c)(ii)   Amendment Number One to Sub-Administration and Fund Accounting
                  Agreement, dated August 14, 2002

EX-99.14(a)       Consent of Independent Registered Public Accounting Firm